SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 17:-	SUBSEQUENT EVENTS

On February 14, 2013, the Company declared a dividend distribution of $ 0.12 per share ($ 4,397 in the aggregate) which was paid on March 14, 2013. The dividend distribution relates to the Company's earnings in the second half of 2012.